Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 80,440		$ 59,865		$ 83,474		$ 60,854
Cost of revenue	21,588	[1]	14,648	[1]	20,573	[2]	16,660	[2]
Gross profit	58,852		45,217		62,901		44,194
Operating expenses:
Sales and marketing	35,202	[1]	25,748	[1]	35,873	[2]	29,305	[2]
Research and development	8,105	[1]	5,391	[1]	7,605	[2]	4,172	[2]
General and administrative	16,891	[1]	7,957	[1]	11,523	[2]	8,422	[2]
Total operating expenses	60,198		39,096		55,001		41,899
Income (loss) from operations	(1,346)		6,121		7,900		2,295
Interest income	677		670		811		270
Income (loss) from operations before income tax expense	(669)		6,791		8,711		2,565
Provision (benefit) for income taxes	2,136		4,007		4,406		2,749
Net income (loss)	$ (2,805)		$ 2,784		$ 4,305		$ (184)
Net income (loss) per common share:
Basic	$ (0.14)		$ 0.08		$ 0.13		$ (0.01)
Diluted	$ (0.14)		$ 0.08		$ 0.12		$ (0.01)
Weighted average common shares outstanding - basic	20,336,459		33,252,002		33,167,358		16,757,527
Weighted average common shares outstanding - diluted	20,336,459		34,847,340		34,790,637		16,757,527

[1]	Stock-based compensation expense included in the above: Cost of revenue $ 586 $ 886 Sales and marketing 2,105 2,092 Research and development 392 553 General and administrative 734 689 Total $ 3,817 $ 4,220
[2]	Stock-based compensation expense included in the above: Cost of revenue $ 690 $ 762 Sales and marketing 2,376 2,895 Research and development 373 539 General and administrative 512 1,010 Total $ 3,951 $ 5,206